Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets, Current [Abstract]
Cash on hand	$ 1,500	$ 204,464	$ 819,747
Prepaid expenses	42,283	4,976	88,089
Total current assets	43,783	209,440	907,836
Cash and investments held in Trust Account	52,072,006	50,477,963	85,371,600
Total assets	52,115,789	50,687,403	86,279,436
Liabilities, Current [Abstract]
Accounts payable and accrued expenses	3,834,661	3,749,581	1,291,641
Accrued interest expense - others	38,624	18,878
Total current liabilities	6,319,123	5,603,980	1,291,641
Promissory Note - Others	1,275,000	975,000
Deferred underwriter compensation	2,887,500	2,887,500	2,887,500
Total liabilities	9,206,623	8,491,480	4,179,141
Commitments and contingencies
Class A ordinary shares	52,072,006	50,477,963	85,371,600
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(9,163,097)	(8,282,297)	(3,271,562)
Total shareholders' deficit	(9,162,840)	(8,282,040)	(3,271,305)
Total Liabilities, Temporary Equity and Shareholders' Deficit	52,115,789	50,687,403	86,279,436
Class A ordinary shares
Shareholders' Deficit:
Ordinary shares value	51	51	51
Class B ordinary shares
Shareholders' Deficit:
Ordinary shares value	206	206	206
Related Party
Liabilities, Current [Abstract]
Accrued interest expense - related party	42,638	18,021
Promissory Note - related party	$ 1,128,200	$ 842,500